Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment Net
Property and equipment, net consist of the following (in thousands):

	December 31,
	2023	2022
Laboratory equipment	$—	$2,257
Furniture and office equipment	—	520
Computer equipment	—	73
Software	—	121
Leasehold improvements	—	4,393

Property and equipment, gross	—	7,364
Less: Accumulated depreciation and amortization	—	(4,144)

Property and equipment, net	$—	$3,220